ACQUISITIONS AND DISPOSITIONS - Pro Forma Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Revenues	$ 13,404	$ 13,007
Net Income/(Loss)	627	(820)
Net Income/(Loss) Attributable to Common Shares	$ 234	$ (971)